Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)(1)	COMPENSATION ACTUALLY PAID TO PEO ($)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs ($)(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs ($)(4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET LOSS ($) (MILLIONS)(7)	NET REVENUES ($) (MILLIONS)(8)
					TOTAL SHAREHOLDER RETURN ($)(5)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	6,770,871	(6,453,862)	2,656,373	(1,154,132)	16.28	136.87	(366.1)	418.9
2021	6,572,625	(8,778,700)	5,782,695	4,365,316	86.19	138.63	(182.1)	464.7
2020	5,333,325	36,691,835	3,061,853	10,499,584	165.34	119.76	(52.8)	406.8

Company Selected Measure Name	net revenues
Named Executive Officers, Footnote [Text Block]	Summary Compensation Table Total for PEO: the dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Brown (our Founder, President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.
Peer Group Issuers, Footnote [Text Block]	Peer Group Total Shareholder Return: represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Food and Beverage Select Industry Index.
PEO Total Compensation Amount	$ 6,770,871	$ 6,572,625	$ 5,333,325
PEO Actually Paid Compensation Amount	$ (6,453,862)	(8,778,700)	36,691,835
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid to PEO: the dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Brown, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Brown during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Brown’s total compensation for each year to determine the compensation actually paid:

YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO($)	REPORTED VALUE OF EQUITY AWARDS ($)(a)	EQUITY AWARD ADJUSTMENTS ($)(b)	COMPENSATION ACTUALLY PAID TO PEO($)
2022	6,770,871	(6,255,489)	(6,969,244)	(6,453,862)
2021	6,572,625	(5,888,273)	(9,463,052)	(8,778,700)
2020	5,333,325	(4,830,325)	36,188,835	36,691,835

(a) The grant date fair value of equity awards represents the total of any amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following:
(i) the year-end fair value (computed consistent with the methodology used for share-based payments under U.S. GAAP) of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
(vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

YEAR	(i) YEAR END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	(ii) YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	(iii) FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	(iv) YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	TOTAL EQUITY AWARD ADJUSTMENTS ($)
2022	1,479,685	(4,245,608)	0	(4,203,321)	(6,969,244)
2021	1,939,794	(13,048,744)	830,244	815,654	(9,463,052)
2020	5,311,236	17,536,085	1,292,640	12,048,874	36,188,835

Non-PEO NEO Average Total Compensation Amount	$ 2,656,373	5,782,695	3,061,853
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,154,132)	4,365,316	10,499,584
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” the company’s executive compensation program reflects a variable pay for performance philosophy. The metrics that the company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the company to link executive compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to the company’s performance are as follows:
•Net revenues
•Adjusted EBITDA

•Market Share
•TSR

Total Shareholder Return Amount	$ 16.28	86.19	165.34
Peer Group Total Shareholder Return Amount	136.87	138.63	119.76
Net Income (Loss)	$ (366,100,000)	$ (182,100,000)	$ (52,800,000)
Company Selected Measure Amount	418,900,000	464,700,000	406,800,000
PEO Name	Mr. Brown
Additional 402(v) Disclosure [Text Block]	Net Loss: the dollar amounts reported represent the amount of Net loss reflected in the company’s audited consolidated financial statements for the applicable year.Net revenues was selected as the third metric to be included in the disclosure (as the Company Selected Measure). We generate net revenues primarily from sales of our products to our customers across mainstream grocery, mass merchandiser, club store, convenience store and natural retailer channels, and various food-away-from-home channels, including restaurants, foodservice outlets and schools, mainly in the United States. We routinely offer sales discounts and promotions through various programs to customers and consumers. These programs include rebates, temporary on-shelf price reductions, off-invoice discounts, retailer advertisements, product coupons and other trade activities. The expense associated with these discounts and promotions is estimated and recorded as a reduction in total gross revenues in order to arrive at reported net revenues. Please refer to our consolidated financial statements and the related notes thereto included in our 2022 Form 10-K for more information. We use net revenues as a financial performance measure in determining cash incentive payments under the Bonus Plan for our NEOs. Net revenues incentivizes revenue growth and rewards efforts to expand our business. The company has determined that net revenues is the financial performance measure that, in the company’s assessment, represents the most important performance measure used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	net revenues
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Total Shareholder Return (“TSR”): cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period, by the company’s share price at the beginning of the measurement period.
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,255,489)	$ (5,888,273)	$ (4,830,325)
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,969,244)	(9,463,052)	36,188,835
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,479,685	1,939,794	5,311,236
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(4,245,608)	(13,048,744)	17,536,085
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	830,244	1,292,640
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(4,203,321)	815,654	12,048,874
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,969,244)	(9,463,052)	36,188,835
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net revenues
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Market Share
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,201,026)	5,257,003	2,678,822
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,609,479	3,839,623	10,116,553
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	457,139	4,693,472	2,284,936
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,312,497	888,213	4,016,610
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	8,903	1,091,783
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	754,121	25,461	2,723,224
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,609,479	$ 3,839,623	$ 10,116,553